Share capital - Additional Information (Details)							2 Months Ended		3 Months Ended				6 Months Ended
	Jul. 14, 2020 USD ($) shares	Jun. 25, 2020 CAD ($) $ / shares shares	Jun. 16, 2020 CAD ($) $ / shares shares	Jun. 10, 2020 USD ($) $ / shares shares	Jun. 10, 2020 CAD ($) shares	Nov. 09, 2018 shares	Jun. 04, 2020 USD ($) shares	Jun. 04, 2020 CAD ($) shares	Jun. 30, 2020 CAD ($) shares	Mar. 31, 2020 CAD ($) shares	Jun. 30, 2019 CAD ($) shares	Mar. 31, 2019 CAD ($) shares	Jun. 30, 2020 CAD ($) $ / shares shares	Jun. 30, 2019 CAD ($) $ / shares shares	Jul. 13, 2020 USD ($)	Mar. 27, 2020 USD ($) $ / shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Disclosure of classes of share capital [line items]
Shares issued pursuant to exercise of warrants | $									$ 150,000		$ 145,153	$ 4,657,266
Shares issued for stock option exercised | $									$ 7,500		$ 35,008
Weighted average number of common shares outstanding | shares									46,036,494		36,909,154		41,543,016	34,987,274
Stock-based compensation expense | $									$ 1,415,524		$ 551,035		$ 3,950,082	$ 2,551,027
Increase (decrease) in number of shares outstanding | shares	4,412,804	25,000	187,500			4,250,000
Share issued price | $ / shares		$ 0.30	$ 0.80
Proceeds from issuing shares	$ 15,926,266		$ 150,000
Share issue related cost	$ 478,140								$ 2,890,382	$ 73,330	$ 10,425	$ 1,364,808
Gross proceeds from exercise of options | $		$ 7,500
Consultant [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares							15,920,865	15,920,865
Investors [Member]
Disclosure of classes of share capital [line items]
Par value per share | $ / shares																$ 0
Maximum aggregate offering price | $															$ 59,500,000	$ 30,000,000
Increase (decrease) in number of shares outstanding | shares				10,000,000	10,000,000
Employee Stock Options Exercise [Member]
Disclosure of classes of share capital [line items]
Share issue related cost				$ 1,350,000	$ 1,834,286			$ 1,129,425
Stock options
Disclosure of classes of share capital [line items]
Maximum number of common shares reserved for issuance | shares													30,000,000
Stock options exercisable period													7 years
Weighted average share price, share options granted | $ / shares													$ 0	$ 3.46
Share capital
Disclosure of classes of share capital [line items]
Number of shares issued | shares									63,182,739				63,182,739				37,049,374
Number of shares outstanding | shares									63,182,739	37,056,874	36,959,810	36,804,997	63,182,739	36,959,810			37,049,374	32,332,343
Shares issued pursuant to exercise of warrants | $									$ 150,000		$ 145,153	$ 4,657,266
Number of shares issued for stock option exercised | shares									25,000		43,760
Shares issued for stock option exercised | $									$ 13,004		$ 47,539
Share issued price | $ / shares				$ 2.00
Proceeds from issuing shares				$ 20,000,000	$ 27,174,615		$ 18,489,939	$ 25,257,514
Share issue related cost | $									$ 2,890,382	$ 73,330	$ 10,425	$ 1,364,808